Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 91.5%
Asset Allocation Fund - 1.9%
American Funds Insurance Series - New World Fund, Class 1	189,040	$3,758,111
Total Asset Allocation Fund		3,758,111
Debt Funds - 30.8%
American Funds Insurance Series - Bond Fund, Class 1	3,925,334	44,709,554
American Funds Insurance Series - Global Bond Fund, Class 1	456,403	5,376,432
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	938,550	12,445,177
Total Debt Funds		62,531,163
Equity Funds - 58.8%
American Funds Insurance Series - Blue Chip Income And Growth Fund, Class 1	3,435,675	35,696,665
American Funds Insurance Series - Global Growth And Income Fund, Class 1	1,776,319	21,084,904
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	286,830	5,753,807
American Funds Insurance Series - Growth Fund, Class 1	300,202	21,233,275
American Funds Insurance Series - Growth-Income Fund, Class 1	695,877	28,329,159
American Funds Insurance Series - International Fund, Class 1	481,138	7,573,116
Total Equity Funds		119,670,926
Total Variable Insurance Trusts (Cost - $193,103,215)		185,960,200
Short-Term Investments - 3.4%
Money Market Funds - 3.4%
Dreyfus Government Cash Management, 0.29%(a)	6,932,099	6,932,099
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a)	10,808	10,808
Total Short-Term Investments (Cost - $6,942,907)		6,942,907
Total Investments - 94.9% (Cost - $200,046,122)		$192,903,107
Other Assets Less Liabilities - Net 5.1%		10,452,778
Total Net Assets - 100.0%		$203,355,885

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	91	6/19/2020	$5,221,580	$(220,370)
MSCI EAFE Future	Goldman Sachs & Co.	212	6/19/2020	16,528,580	(1,260,315)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	211	6/19/2020	8,892,595	(71,570)
S&P 500 E-Mini Future	Goldman Sachs & Co.	415	6/19/2020	53,321,275	835,037
S&P MID 400 Future	Goldman Sachs & Co.	21	6/19/2020	3,019,380	(157,610)
Total Net Unrealized Depreciation on Futures contracts					$(874,828)